DEBT - Debt Balances, Net of Unamortized Debt Issuance Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 30, 2016
Debt Instrument [Line Items]
Debt, gross	$ 1,146
Debt, net	1,095	$ 737
Carrying Amount
Debt Instrument [Line Items]
Debt, net	1,095	737
Capital lease obligations	7	7
Non-Recourse Debt
Debt Instrument [Line Items]
Debt, gross	845
Non-Recourse Debt | Carrying Amount
Debt Instrument [Line Items]
Debt, gross	845	738
Unamortized debt issuance costs	(10)	(9)
Debt, net	835	729
Other Debt | Carrying Amount
Debt Instrument [Line Items]
Debt, gross	0	1
Unamortized debt issuance costs	0	0
Debt, net	$ 0	1
Convertible Senior Notes | Convertible Notes
Debt Instrument [Line Items]
Debt Instrument, Convertible, Remaining Discount Amortization Period	4 years 8 months 12 days
Debt, gross	$ 230
Unamortized debt issuance costs	(6)
Unamortized debt discount	(32)
Convertible Senior Notes | Convertible Notes | Carrying Amount
Debt Instrument [Line Items]
Debt, gross	230	0
Unamortized debt discount and issuance costs	(38)	0
Debt, net	192	0
Non-Interest Bearing Note Payable | Non-Interest Bearing Note Payable
Debt Instrument [Line Items]
Debt, gross	64
Non-Interest Bearing Note Payable | Non-Interest Bearing Note Payable | Carrying Amount
Debt Instrument [Line Items]
Debt, gross	64	0
Unamortized debt discount	(3)	0
Debt, net	$ 61	$ 0